UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  028-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

  /s/ Aileen K. Wiate     Greenwich, CT     November 29, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $584,490,350

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCELR8 TECHNOLOGY CORP        COM NEW          004304200 12460499  2150300 SH       SOLE                  2150300        0        0
ACCURAY INC                    COM              004397105 23985638  3387802 SH       SOLE                  3387802        0        0
ACHILLION PHARMACEUTICALS IN   COM              00448Q201 10405000  1000000 SH       SOLE                  1000000        0        0
ACORDA THERAPEUTICS INC        COM              00484M106 51705156  2018944 SH       SOLE                  2018944        0        0
AGENUS INC                                      00847G101  4953108  1074427 SH       SOLE                  1074427        0        0
BIOGEN IDEC INC                COM              09062X103  1858858    12458 SH       SOLE                    12458        0        0
DEXCOM INC                     COM              252131107  5319748   353942 SH       SOLE                   353942        0        0
ELAN PLC                       ADR              284131208 31759319  2962623 SH       SOLE                  2962623        0        0
GENTIVA HEALTH SERVICES INC    COM              37247A102 14806119  1308146 SH       SOLE                  1308146        0        0
GTX INC DEL                    COM              40052B108 18509598  4041397 SH       SOLE                  4041397        0        0
HANSEN MEDICAL INC             COM              411307101 13802553  7114718 SH       SOLE                  7114718        0        0
HEALTH NET INC                 COM              42222G108  2251000   100000 SH       SOLE                   100000        0        0
INTERMUNE INC                  COM              45884X103   448000    50000 SH       SOLE                    50000        0        0
IRONWOOD PHARMACEUTICALS INC   COM CL A         46333X108  9987953   781530 SH       SOLE                   781530        0        0
LADENBURG THALMAN FIN SVCS I   COM              50575Q102   264000   200000 SH       SOLE                   200000        0        0
MAKO SURGICAL CORP             COM              560879108 19891656  1142542 SH       SOLE                  1142542        0        0
MAP PHARMACEUTICALS INC        COM              56509R108 18415122  1182731 SH       SOLE                  1182731        0        0
METABOLIX INC                  COM              591018809  2122949  1263660 SH       SOLE                  1263660        0        0
NXSTAGE MEDICAL INC            COM              67072V103 10776731   815801 SH       SOLE                   815801        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 75747152   896416 SH       SOLE                   896416        0        0
OPKO HEALTH INC                COM              68375N103 21139481  5057292 SH       SOLE                  5057292        0        0
QUIDEL CORP                    COM              74838J101 62335411  3292943 SH       SOLE                  3292943        0        0
TENET HEALTHCARE CORP          COM              88033G100 72597095 11578484 SH       SOLE                 11578484        0        0
TESARO INC                     COM              881569107  9325365   659947 SH       SOLE                   659947        0        0
THORATEC CORP                  COM NEW          885175307 53194351  1537409 SH       SOLE                  1537409        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  7836998  3578538 SH       SOLE                  3578538        0        0
VANGUARD HEALTH SYS INC        COM              922036207  1028034    83107 SH       SOLE                    83107        0        0
VIVUS INC                      COM              928551100 24451349  1372900 SH       SOLE                  1372900        0        0
WEBMD HEALTH CORP              COM              94770V102  3112107   221818 SH       SOLE                   221818        0        0